Employee Salaries and Benefit Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of Salaries And Employee Benefits [Abstract]
Employee Salaries and Benefit Expenses

30. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2017	2016	2015

Salaries, Bonuses and Other Short-Term Employee Benefits	606	500	534
Defined Contribution Pension Plan	19	16	19
Defined Benefit Pension Plan and OPEB	8	11	17
Stock-Based Compensation Expense (Note 29)	(6)	47	10
Termination Benefits	19	19	43
	646	593	623